Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events [Abstract]
Subsequent events

29.	Subsequent events

On April 1, 2011, Sony Semiconductor Kyushu Corporation, a wholly owned subsidiary of Sony Corporation, acquired semiconductor fabrication facilities from Toshiba Corporation (“Toshiba”). The fabrication facilities were operated by Nagasaki Semiconductor Manufacturing Corporation (“NSM”), a joint venture among Toshiba, Sony Corporation and Sony Computer Entertainment Inc. (“SCEI”), a wholly owned subsidiary of Sony Corporation. The purchase price for the facilities was 53,000 million yen. NSM was dissolved on March 31, 2011, and accordingly Toshiba, Sony Corporation and SCEI terminated the NSM joint venture relationship.